SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2011
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	December 31, 2011
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Available-for-sale
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$2,842.7	$2,963.0	$2,963.0
States, municipalities, and political subdivisions	1,938.6	2,002.1	2,002.1
Public utilities	97.8	97.5	97.5
Corporate and other debt securities	2,703.7	2,798.7	2,798.7
Asset-backed securities	3,493.6	3,524.1	3,524.1
Redeemable preferred stocks	379.3	373.9	373.9

Total fixed maturities	11,455.7	11,759.3	11,759.3

Equity securities:
Common stocks:
Public utilities	113.7	147.4	147.4
Banks, trusts, and insurance companies	203.0	224.7	224.7
Industrial, miscellaneous, and all other	1,114.3	1,473.5	1,473.5
Nonredeemable preferred stocks	473.7	806.3	806.3

Total equity securities	1,904.7	2,651.9	2,651.9

Short-term investments[1]	1,551.8	1,551.8	1,551.8

Total investments	$14,912.2	$15,963.0	$15,963.0

[1]	Includes $10.0 million in treasury bills issued by the Australian government.

Progressive did not have any securities of any one issuer with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2011.